CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative	$ 1,377,283	$ 2,639,920	$ 4,255,454	$ 5,284,658	$ 7,580,847	$ 5,307,206
Research and development	1,540,205	1,162,370	4,242,565	24,231,794	25,147,394	4,560,724
Total operating expenses	2,917,488	3,802,290	8,498,019	29,516,452	32,728,241	9,867,930
Net operating loss	2,917,488	3,802,290	8,498,019	29,516,452	32,728,241	9,867,930
Interest expense	372	0	4,443	949	949	1,627
Other income, net	(1,323)	(3,642)	(3,368)	(253,597)	(254,832)	(18,166)
Net loss	2,916,537	3,798,648	8,499,094	29,263,804	(32,474,358)	(9,851,391)
Unrealized (gain)/loss on marketable securities		(276)		(72)	(70)	528
Total comprehensive loss	$ 2,916,537	$ 3,798,372	$ 8,499,094	$ 29,263,732	$ 32,474,288	$ 9,851,919
Net loss per share, basic and diluted	$ (0.11)	$ (0.15)	$ (0.33)	$ (1.54)	$ (1.58)	$ (0.95)
Weighted average number of common shares outstanding, basic and diluted	26,330,085	25,201,312	25,585,418	19,017,311	20,577,246	10,365,826